PER SHARE INFORMATION (Details 2)		12 Months Ended
	Oct. 01, 2013	Mar. 31, 2015 ¥ / shares	Mar. 31, 2014 ¥ / shares	Mar. 31, 2013 ¥ / shares
PER SHARE INFORMATION
Cash dividends declared per share		¥ 100.00	¥ 80.00	¥ 60.00
Stock split conversion ratio	2